Fair Value of Financial Instruments Fair Value of Finacial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Apr. 07, 2020	Dec. 31, 2019	Oct. 12, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 270,787	$ 84,002	$ 68,307		$ 42,530
Unamortized deferred financing costs	$ 174	6,732
Investment Owned, Balance, Shares	2,160,000			5,400,000
Scorpio Tankers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investments	$ 47,500
Investment Owned, Balance, Shares						54,100,000
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	2,400
Fair Value, Measurements, Recurring [Member] | Sales leaseback transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	200	4,300
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	270,787	84,002
Cash and Cash Equivalents, Fair Value Disclosure	270,787	84,002
Equity Method Investments	47,521	24,116
Equity Method Investments, Fair Value Disclosure	47,521	24,116
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Payable to Bank	0	170,737
Bank loans, net, Fair Value Disclosure	0	170,737
Long-term Debt, Gross	18,212	383,747
SLB Financing Obligation Fair Value Disclosure	$ 18,212	$ 383,747